OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,590	$ 4,453
Accumulated amortization	4,419	4,263
Other intangibles, net	171	190
Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,082	1,056
Accumulated amortization	1,082	1,056
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,490	3,385
Accumulated amortization	3,326	3,197
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	18	12
Accumulated amortization	$ 11	$ 10